Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 13,455		$ 1,100,295	$ (979,511)	$ 134,239
Balance, shares at Dec. 31, 2015	13,455,000
Sale of Common Stock.	$ 1,166		581,834		583,000
Sale of Common Stock, shares	1,166,000
Net Loss				(1,363,506)	(1,363,506)
Balance at Dec. 31, 2016	$ 14,621		1,682,129	(2,343,017)	(646,267)
Balance, shares at Dec. 31, 2016	14,621,000
Common Stock issued as compensation.	$ 3,150		1,571,850		1,575,000
Common Stock issued as compensation, shares	3,150,000
Reverse Acquisition of American Rebel, Inc.	$ 6,000		(231,032)		(225,032)
Reverse Acquisition of American Rebel, Inc., shares	6,000,000
Net Loss				(2,942,838)	(2,942,838)
Balance at Dec. 31, 2017	$ 23,771		3,022,947	(5,285,855)	(2,239,137)
Balance, shares at Dec. 31, 2017	23,771,000
Common Stock issued as compensation.	$ 800		429,200		430,000
Common Stock issued as compensation, shares	800,000
Convertible Debenture Discount			270,000		270,000
Conversion of Convertible Debentures	$ 4,681		2,335,848		2,340,529
Conversion of Convertible Debentures, shares	4,681,058
Exercise of Warrants.	$ 660		329,340		330,000
Exercise of Warrants, shares	660,000
Net Loss				(2,001,704)	(2,001,704)
Balance at Dec. 31, 2018	$ 29,912		6,387,336	(7,287,559)	(870,312)
Balance, shares at Dec. 31, 2018	29,912,058
Sale of Common Stock.	$ 100		900		1,000
Sale of Common Stock, shares	100,000
Common Stock issued as compensation.	$ 13,050		5,344,950		5,358,000
Common Stock issued as compensation, shares	13,050,000
Convertible Debenture Discount			166,368		166,368
Net Loss				(7,602,072)	(7,602,072)
Balance at Dec. 31, 2019	$ 43,062		11,899,553	(14,889,631)	(2,947,016)
Balance, shares at Dec. 31, 2019	43,062,058
Sale of Common Stock.
Common Stock issued as compensation.	$ 17,616		2,531,124		2,548,740
Common Stock issued as compensation, shares	17,616,000
Common Stock issued to pay expense
Preferred Stock issued to pay expense
Sale of Preferred Stock.
Common Stock Warrants Issued
Net Loss				(2,172,180)	(2,172,180)
Balance at Mar. 31, 2020	$ 60,678		14,430,677	(17,061,811)	(2,570,456)
Balance, shares at Mar. 31, 2020	60,678,058
Balance at Dec. 31, 2019	$ 43,062		11,899,553	(14,889,631)	(2,947,016)
Balance, shares at Dec. 31, 2019	43,062,058
Net Loss					(3,283,578)
Balance at Jun. 30, 2020	$ 61,558		14,531,797	(18,173,209)	(3,579,854)
Balance, shares at Jun. 30, 2020	61,558,058
Balance at Dec. 31, 2019	$ 43,062		11,899,553	(14,889,631)	$ (2,947,016)
Balance, shares at Dec. 31, 2019	43,062,058
Sale of Common Stock, shares					17,275,871
Common Stock issued as compensation.	$ 29,746		3,885,915		$ 3,915,661
Common Stock issued as compensation, shares	29,745,921
Net Loss				(5,981,082)	(5,981,082)
Balance at Dec. 31, 2020	$ 72,808		15,785,468	(20,870,713)	(5,012,437)
Balance, shares at Dec. 31, 2020	72,807,929
Balance at Mar. 31, 2020	$ 60,678		14,430,677	(17,061,811)	(2,570,456)
Balance, shares at Mar. 31, 2020	60,678,058
Sale of Common Stock.	$ 70		6,930		7,000
Sale of Common Stock, shares	70,000
Common Stock issued as compensation.	$ 810		94,190		95,000
Common Stock issued as compensation, shares	810,000
Net Loss				(1,111,398)	(1,111,398)
Balance at Jun. 30, 2020	$ 61,558		14,531,797	(18,173,209)	(3,579,854)
Balance, shares at Jun. 30, 2020	61,558,058
Balance at Dec. 31, 2020	$ 72,808		15,785,468	(20,870,713)	(5,012,437)
Balance, shares at Dec. 31, 2020	72,807,929
Sale of Common Stock.	$ 2,500		147,500		150,000
Sale of Common Stock, shares	2,500,000
Common Stock issued to pay expense	$ 1,819		103,647		105,466
Common Stock issued to pay expense, shares	1,819,313
Net Loss				(927,615)	(927,615)
Balance at Mar. 31, 2021	$ 77,127		16,036,615	(21,798,328)	(5,684,586)
Balance, shares at Mar. 31, 2021	77,127,242
Balance at Dec. 31, 2020	$ 72,808		15,785,468	(20,870,713)	(5,012,437)
Balance, shares at Dec. 31, 2020	72,807,929
Net Loss					(3,463,310)
Balance at Jun. 30, 2021	$ 96,027	$ 320	20,096,751	(24,334,023)	(4,140,925)
Balance, shares at Jun. 30, 2021	96,027,242	319,659
Balance at Mar. 31, 2021	$ 77,127		16,036,615	(21,798,328)	(5,684,586)
Balance, shares at Mar. 31, 2021	77,127,242
Common Stock issued to pay expense	$ 18,900		981,100		1,000,000
Common Stock issued to pay expense, shares	18,900,000
Preferred Stock issued to pay expense		$ 249	2,481,489		2,481,738
Preferred Stock issued to pay expense, shares		248,944
Sale of Preferred Stock.		$ 71	494,934		495,005
Sale of Preferred Stock, shares		70,715
Common Stock Warrants Issued			102,613		102,613
Net Loss				(2,535,695)	(2,535,695)
Balance at Jun. 30, 2021	$ 96,027	$ 320	$ 20,096,751	$ (24,334,023)	$ (4,140,925)
Balance, shares at Jun. 30, 2021	96,027,242	319,659